Analysis of cash flows - Repayment of borrowings (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 EUR (€)
Analysis of cash flows [Abstract]
Repayment of bank loans	£ 0.0	£ (11.3)
Repayment of revolving credit facility	(400.0)	0.0
Repayment of debt assumed on acquisition	(69.8)	0.0
Repayment of €250 million bonds	0.0	(209.3)
Repayment of borrowings	£ (469.8)	£ (220.6)
Repayment of €250 million bonds
Disclosure of detailed information about borrowings [line items]
Bond amount | €			€ 250,000,000